Prospectus Supplement dated June 12, 2018
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Retirement Advisor Advantage Variable Annuity – Band 3	S-6407 K (5/09) / May 1, 2009
RiverSource ® Retirement Advisor Variable Annuity – Band 3	S-6477 N (5/09) / May 1, 2009
RiverSource ® Retirement Advisor 4 Advantage® Variable Annuity / RiverSource Retirement Advisor 4 Select® Variable Annuity / RiverSource® Retirement Advisor 4 Access® Variable Annuity	S-6503 CD (4/18) / April 30, 2018	S-6504 CD (4/18) / April 30, 2018
RiverSource ® Retirement Advisor Advantage Plus Variable Annuity / RiverSource Retirement Advisor Select Plus Variable Annuity	S-6273 CD (4/18) / April 30, 2018	S-6362 CD (4/18) / April 30, 2018
RiverSource ® Retirement Advisor Advantage Variable Annuity/ RiverSource® Retirement Advisor Select Variable Annuity	S-6406 (4/18) / April 30, 2018	S-6410 N (4/13) / April 29, 2013
RiverSource ® Retirement Advisor Variable Annuity	S-6467 CD (4/18) / April 30, 2018	S-6471 R (4/13) / April 29, 2013
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013)	S-6594 CD (4/18) / April 30, 2018	S-6595 CD (4/18) / April 30, 2018
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CD (4/18) / April 30, 2018	S-6517 CD (4/18) / April 30, 2018
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CD (4/18) / April 30, 2018	140464 CD (4/18) / April 30, 2018
RiverSource ® Retirement Group Annuity Contract I	S-6611 CD (4/18) / April 30, 2018
RiverSource ® Retirement Group Annuity Contract II	S-6612 CD (4/18) / April 30, 2018
RiverSource ® Variable Universal Life 5 / RiverSource® Variable Universal Life 5-Estate Series	S-6542 CD (4/18) / April 30, 2018	S-6543 CD (4/18) / April 30, 2018

Prospectus Supplement dated June 12, 2018
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Variable Universal Life IV / RiverSource® Variable Universal Life IV – Estate Series	S-6418 CD (4/18) / April 30, 2018	S-6419 (4/18) / April 30, 2019
RiverSource ® Variable Universal Life Insurance III	S-6189 CD (4/18) / April 30, 2018	S-6211 L (5/09) / May 1, 2009
RiverSource ® Variable Universal Life Insurance	S-6194 CD (4/18) / April 30, 2018	S-6171 CD (4/18) / April 30, 2018
RiverSource Succession Select® Variable Annuity Life Insurance	S-6202 CD (4/18) / April 30, 2018	S-6203 CD (4/18) / April 30, 2018
RiverSource ® Variable Second-To-Die Life Insurance	S-6196 W (5/08) / May 1, 2008	S-6185 R (5/08) / May 1, 2008
RiverSource ® Single Premium Variable Life Insurance	S-6199 K (5/08) / May 1, 2008
The following information describes changes to certain investment options offered under certain variable annuity contracts and variable life insurance policies (the “Contracts”). Please retain this supplement with your latest printed prospectus for future reference.
Effective on or about July 2, 2018 Deutsche Investment Management Americas Inc., the investment advisor for the below-listed fund, will be renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche funds” will become known as the “DWS funds”. The below listed fund and the trust in your prospectus will be renamed as follows:
Current Trust Name Current Fund Name	New Trust Name New Fund Name
Deutsche Variable Series II	Deutsche DWS Variable Series II
Deutsche Alternative Asset Allocation VIP, Class B	DWS Alternative Asset Allocation VIP, Class B
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S- 6594-26 A (06/18)
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